Lease Prepayments	12 Months Ended
Dec. 31, 2011
Lease Prepayments

(8) Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31,2011		December 31,2010
	RMB	US$	RMB
Non-current portion	20,047	3,185	20,570
Current portion - amount charged to expense next year	454	72	454
	20,501	3,257	21,024

 As of December 31, 2011 and 2010, prepaid land use rights were partly pledged to banks as collateral for short-term bank loans of RMB26,880 (US$4,270) (Note 11).

Land use rights amortization for the year ended December 31, 2011, 2010 and 2009 were RMB454 (US$72), RMB454 and RMB741, respectively.

As of December 31, 2011, prepaid land use rights of the Group included certain parcels of land located in Weifang City, Shandong Province, the PRC, with a net book value of RMB20,501 (US$3,257). The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.